Earnings per share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share
Weighted average number of common shares outstanding

	Three months
	ended March 31,
	2019	2018
Issued common shares at beginning of period	64,676,256	56,378,306
Effect of shares issued	2,369,444	677,436
Weighted average number of common shares outstanding - basic	67,045,700	57,055,742
Weighted average number of shares outstanding – diluted	67,045,700	57,055,742